PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 14,151	$ 4,718
Additions, net of disposals	1,058	483
Acquisitions through business combinations, property, plant and equipment		8,811
Non-cash additions	(230)	(16)
Depreciation expense	(650)	(252)
Assets reclassified as held for sale	(1,775)
Fair value adjustments	119	142
Net foreign currency exchange differences	(101)	265
Ending balance	12,572	14,151
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,438	3,947
Additions, net of disposals	1,035	468
Acquisitions through business combinations, property, plant and equipment		8,811
Non-cash additions	(224)	(11)
Depreciation expense	0	0
Assets reclassified as held for sale	(1,866)
Fair value adjustments	0	0
Net foreign currency exchange differences	(86)	223
Ending balance	12,297	13,438
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(990)	(707)
Additions, net of disposals	23	15
Acquisitions through business combinations, property, plant and equipment		0
Non-cash additions	(6)	(5)
Depreciation expense	(650)	(252)
Assets reclassified as held for sale	91
Fair value adjustments	0	0
Net foreign currency exchange differences	17	(41)
Ending balance	(1,515)	(990)
Accumulated fair value adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,703	1,478
Additions, net of disposals	0	0
Acquisitions through business combinations, property, plant and equipment		0
Non-cash additions	0	0
Depreciation expense	0	0
Assets reclassified as held for sale	0
Fair value adjustments	119	142
Net foreign currency exchange differences	(32)	83
Ending balance	$ 1,790	$ 1,703